Income taxes (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 51,742	$ 39,703
Research and development expenditures [Member]
Disclosure Of Income Taxes [Line Items]
Unused research and development expenses for income tax purposes	34,927	30,049
Unclaimed Canadian scientific research and development tax credits [Member]
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets	$ 7,478	$ 6,319